Dividends to shareholders - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 09, 2024	Mar. 25, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends to shareholders
Dividends charged to equity			$ 4,602	$ 4,487	$ 4,486
Exchange losses on payment of dividend			3	5	5
Hedge contracts relating to dividend payments			16	(19)	(127)
Dividends paid to non-controlling interests			4	4
Net movement of unclaimed dividends in the year			4	4
Dividends paid (cash flow statement)			$ 4,629	$ 4,481	$ 4,364
Dividends paid (per share)	$ 1	$ 1.97